Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events
(6)	Subsequent Events:

The Company has completed an evaluation of all subsequent events through July 11, 2014, to ensure appropriate disclosure of events both recognized in the financial statements as of March 31, 2014, and events which occurred subsequently but were not recognized in the financial statements.

On April 1, 2014, the Company completed its IPO whereby the Company sold 4,167 shares of common stock at a price of $12.00 per share. The shares began trading on the Nasdaq Global Select Market on March 27, 2014. The aggregate net proceeds received by the Company from the offering were $44,850, net of underwriting discounts and commissions and estimated offering expenses payable by the Company. Upon the closing of the IPO, all outstanding shares of convertible preferred stock converted into 9,120 shares of common stock; and warrants exercisable for convertible preferred stock were automatically converted into warrants exercisable for 50 shares of common stock, resulting in the reclassification of the related convertible preferred stock warrant liability of $428 to additional paid-in capital.

On April 3, 2014, the Company sold 625 shares of common stock pursuant to the full exercise of an overallotment option granted to the underwriters in connection with the IPO. The aggregate net proceeds received by the Company were $6,975, net of underwriting discounts and commissions.

(14)	Subsequent Events:

(a)	The Company has completed an evaluation of all subsequent events through November 4, 2013, to ensure appropriate disclosure of events both recognized in the financial statements as of June 30, 2013, and events which occurred subsequently but were not recognized in the financial statements. The Company has concluded that no subsequent event has occurred that requires disclosure except the following:

In October 2013, the Series B holders notified the Company of their election to exercise their rights with respect to the third tranche to purchase an aggregate of 58,817 shares of Series B-3 preferred stock at a price per share equal to $0.1823, for gross proceeds of $10,722. The Company expects to complete the sale of the shares of Series B-3 preferred stock on November 5, 2013.

(b)	On March 4, 2014, the Company effected a 1-for-35 reverse stock split of its common stock, whereby each share of common stock, $0.001 par value, outstanding immediately prior to that date was combined, reclassified and changed into one thirty-fifth (1/35) of a fully paid and non-assessable share of common stock. All common share and common per share information in the accompanying financial statements has been retroactively adjusted to reflect the reverse stock split and adjustment of the preferred stock conversion ratios for all periods presented.